Investment Strategy - PGIM Jennison Value Fund	Aug. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in equity and equity-related securities of companies with value characteristics. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. For purposes of the Fund's 80% investment policy, the Fund considers a company to have value characteristics if (i) the company's securities are represented on any value index, or (ii) the subadviser believes the company's underlying metrics, including, but not limited to, price to earnings ratio, price to book ratio and/or price to free cash flow ratio, indicate that the company is undervalued compared to its perceived worth. The Fund's investments are generally in large capitalization companies. The Fund may invest up to 35% of its total assets in non-U.S. securities. From time to time, the Fund may invest a significant portion of its assets in companies within one or more economic sectors. Any derivatives instruments that provide investment exposure to the securities suggested by the Fund's name, or facilitate the Fund's investment in those securities by increasing or decreasing the Fund's exposure to one or more risk factors associated with those securities, are counted (as applicable) toward compliance with the Fund's 80% investment policy.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	For purposes of the Fund's 80% investment policy, the Fund considers a company to have value characteristics if (i) the company's securities are represented on any value index, or (ii) the subadviser believes the company's underlying metrics, including, but not limited to, price to earnings ratio, price to book ratio and/or price to free cash flow ratio, indicate that the company is undervalued compared to its perceived worth.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its investable assets in equity and equity-related securities of companies with value characteristics.